Equity-Based Awards - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance (in shares)	16,456,465
Options granted exercisable period	10 years
Stock-based compensation expense	$ 44,689	$ 48,524	$ 29,971
Stock options exercised, intrinsic value	$ 19,000	$ 97,000	$ 199,000
Weighted-average fair value (in dollars per share)	$ 3.67	$ 5.45	$ 5.50
2016 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance (in shares)	10,000,000
2014 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance (in shares)	13,500,000
Performance period	3 years
Sovereign MEIP and Sovereign 2012 MEIP Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved and available for issuance (in shares)	2,956,465
Time Based Options | 2016 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options vesting percentage	25.00%
Time Based Options | 2014 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options vesting percentage	25.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 8,000
Unrecognized compensation expense that will be recognized over a weighted-average period	2 years 6 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options vesting percentage	25.00%
Unrecognized compensation expense	$ 82,000
Unrecognized compensation expense that will be recognized over a weighted-average period	2 years 6 months 24 days
Total fair value of equity instruments other than options	$ 23,000	$ 17,000	$ 10,000
Performance-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options vesting percentage	25.00%
Total fair value of equity instruments other than options	$ 14,000	$ 20,000	$ 11,000
Forecast | Performance-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 5,000	$ 8,000	$ 10,000